CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 208,269	$ 173,139	$ 582,967	$ 388,610
Adjustments to reconcile net income to net cash (used in) provided by operating activities -
Amortization of deferred financing costs	0	13,104	41,735	47,078
Depreciation	0	0	0	588
Non cash compensation expense	3,416	3,416	35,578	30,879
Loss on write-down of investment in privately held company	0	0	35,000	0
Changes in operating assets and liabilities:
Interest receivable on loans	(16,865)	12,689	(11,141)	(50,437)
Other current and non current assets	(15,752)	(22,658)	217	(2,582)
Accounts payable and accrued expenses	(39,599)	(12,773)	(13,337)	10,331
Deferred origination fees	(8,504)	(6,209)	9,775	9,462
Income taxes payable	(159,995)	(182,120)	104,963	99,470
Net cash (used in) provided by operating activities	(29,030)	(21,412)	785,757	533,399
Cash flows from investing activities:
Issuance of short term loans	(4,774,000)	(2,853,500)	(15,159,450)	(15,173,500)
Collections received from loans	3,893,000	3,943,866	14,088,866	10,963,486
Net cash (used in) provided by investing activities	(881,000)	1,090,366	(1,070,584)	(4,210,014)
Cash flows from financing activities:
Repayments of (proceeds from) loans and line of credit, net	(50,000)	(1,040,000)	1,770,000	3,740,000
Purchase of treasury shares	0	(37,824)	(99,363)	(28,572)
Repayment of senior secured notes	0	0	(500,000)	0
Capital raising costs	(17,500)	0	0	0
Dividends paid ($0.01 per share)	(42,562)	0	(128,020)	0
Proceeds from exercise of stock options	0	4,690	22,540	0
Deferred financing costs incurred	0	0	0	(16,025)
Net cash (used in) provided by financing activities	(110,062)	(1,073,134)	1,065,157	3,695,403
Net (decrease) increase in cash and cash equivalents	(1,020,092)	(4,180)	780,330	18,788
Cash and cash equivalents, beginning of period	1,021,023	240,693	240,693	221,905
Cash and cash equivalents, end of period	931	236,513	1,021,023	240,693
Supplemental Cash Flow Information:
Taxes paid during the period	274,995	274,120	283,084	203,850
Interest paid during the period	$ 116,423	$ 89,541	$ 400,925	$ 234,835